Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the statutory federal income tax rate to the effective income tax rate on continuing operations
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	2.20%	2.70%	3.10%
Foreign income taxes	(2.60%)	(1.10%)	(1.10%)
Manufacturing benefits	(1.60%)	(1.60%)	(0.90%)
Research and experimentation and other tax credits	(1.10%)	(1.20%)	(1.50%)
Resolution of tax contingencies	(7.70%)	(0.80%)	(2.20%)
Goodwill impairment	1.20%
Other, net	0.10%	1.20%	0.70%
Effective income tax rate on continuing operations	25.50%	34.20%	33.10%